Schedule II-Valuation And Qualifying Accounts	12 Months Ended
Mar. 31, 2016
Schedule II-Valuation And Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance as of beginning of year	Charged to expenses	Deductions*	Balance as of end of year
2014
Allowance for doubtful accounts	¥9,690	¥6,323	¥(6,604)	¥9,409
2015
Allowance for doubtful accounts	¥9,409	¥3,531	¥(1,073)	¥11,867
2016
Allowance for doubtful accounts	¥11,867	¥4,113	¥(1,420)	¥14,560
* Amounts written off.

	Millions of yen
	Balance as of beginning of year	Charged to expenses	Deductions*	Balance as of end of year
2014
Valuation allowance for receivables held for sale	¥9,079	¥5,984	¥(7,999)	¥7,064
2015
Valuation allowance for receivables held for sale	¥7,064	¥6,898	¥(6,327)	¥7,635
2016
Valuation allowance for receivables held for sale	¥7,635	¥6,286	¥(6,189)	¥7,732

*	The decrease in valuation allowance for receivables held for sale due to sale of receivables held for sale.

	Millions of yen
	Balance as of beginning of year	Addition: Charged to expenses	Deductions		Foreign currency translation adjustment	Balance as of end of year
			Credited to expenses*	Expiration of operating loss carryforwards
2014
Valuation allowance for deferred tax assets	¥28,158	¥9,954	¥—	¥(697)	¥2,226	¥39,641
2015
Valuation allowance for deferred tax assets	¥39,641	¥11,041	¥—	¥(2,906)	¥925	¥48,701
2016
Valuation allowance for deferred tax assets	¥48,701	¥2,212	¥(32,739)	¥—	¥(502)	¥17,672

*	The decrease in valuation allowance for deferred tax assets due mainly to release of valuation allowance of deferred tax assets related to DOCOMO’s subsidiaries operating multimedia broadcasting business for mobile devices.